Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (2)	$ (8)	$ 0	$ (6)
Purchased for cancellation	$ (87)	$ (11)	$ (814)	$ (359)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	314	526	547	685
Purchased for cancellation, shares	(867)	(107)	(7,860)	(3,791)
Increase (decrease) in number of ordinary shares issued, shares	(553)	419	(7,313)	(3,106)
Issued in connection with share-based compensation plans	$ 26	$ 38	$ 44	$ 49
Purchased for cancellation	(11)	(1)	(97)	(46)
Increase (decrease) in equity	$ 15	$ 37	$ (53)	$ 3